November 19, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

         Re:       Eaton Vance National Municipal Opportunities Trust (the “Fund” or the “Registrant”)

Registration Statement on Form N-2 (333-234007; 811-22269)

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company, and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement filed on September 30, 2019 on Form N-2 with respect to the proposed offering by the Fund of additional shares of common stock, par value $0.01 per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act (Accession No. 0000940394-19-001300) (the “Shelf Registration Statement”).

The total registration fee for purposes of this filing is $6,574.38, of which $6,571.68 has been wired through the FEDWIRE system to the Securities and Exchange Commission (the “SEC”). The Amendment transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

The Shelf Registration Statement is being amended for the purpose of responding to comments provided by Lauren Hamilton of the SEC’s Division of Investment Management to the undersigned telephonically on October 10, 2019 and by Lisa Larkin of the SEC’s Division of Investment Management to the undersigned telephonically on October 29, 2019, and to make certain other non-material changes as marked therein. We request that the Staff review the Amendment as promptly as possible and contact the undersigned at its earliest possible convenience if the Staff has any further comments. Capitalized terms have the same meaning as defined in the Amendment, unless otherwise indicated. The comments and the Fund’s responses are set forth as follows:

The following comments were conveyed by Lauren Hamilton on October 10, 2019.

Securities and Exchange Commission November 19, 2019 Page 2

  Comment: In the Fund’s Statement of Additional Information (“SAI”) under the section titled “Financial Statements”, please update the Accession Number and date associated with the Fund’s Annual Report.

Response: The requested change has been made to the Fund’s SAI.

  Comment: Please include the consent of the Fund’s independent registered public accounting firm as an exhibit to the Amendment.

Response: The consent of the Fund’s independent registered public accounting firm has been included as an exhibit to the Amendment.

The following comments were conveyed by Lisa Larkin on October 29, 2019.

  Comment: Please confirm whether the reference to “gross assets” in the Fund’s 80% test is the same as net assets plus any borrowings for investment purposes for purposes of Rule 35d-1 under the 1940 Act.

Response: The Fund confirms that for purposes of the 80% test, “gross assets” is substantially the same as net assets plus any borrowings for investment purposes. As set forth in the Prospectus, “gross assets” of the Fund means the total assets of the Fund, including assets attributable to any form of leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities or through the purchase of residual interest bonds), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Trust’s investment objectives and policies, and/or (iv) any other means; all as determined in accordance with generally accepted accounting principles.

  Comment: Please confirm that for a period of at least one year, the Fund does not intend to issue preferred shares.

Response: The Fund so confirms.

  Comment: The Prospectus states that the Fund may engage in total return swaps. When the Fund engages in total return swaps, it needs to set aside an appropriate amount of liquid assets as determined by the SEC and Staff guidance to address Section 18 of the 1940 Act concerns. Be aware that the SEC could issue a new rule and/or guidance related to the Fund’s use of derivatives, which could impact the manner in which the Fund operates.

Response: The Fund acknowledges this comment.

Securities and Exchange Commission November 19, 2019 Page 3
  Comment: Please consider whether any of the information regarding residual interest bonds in the section titled "Use of Leverage” on page 8 of the Prospectus included in the shelf registration statement filed on Form N-2 for Eaton Vance Municipal Income Trust on September 19, 2019 (Accession No. 0000940394-19-001272) (the “Municipal Income Trust Shelf Registration Statement”) should be included in the section titled “Leverage” on page 8 of the Fund’s Prospectus.

Response: The referenced section has been amended to read as follows in response to the Staff’s comment:

The Trust uses leverage in the form of residual interest bonds. The Trust will not utilize leverage in excess of 15% of its gross assets. Residual interest bonds are residual interests of a special purpose vehicle (“SPV”) that holds municipal obligations. Residual interest bonds pay interest at rates that vary inversely with changes in prevailing short-term tax-exempt interest rates and provide the economic effect of leverage. The interest rate payable on a residual interest bond also bears an inverse relationship to the interest rate on floating rate notes issued by the SPV. Because changes in the interest rate on such floating rate notes inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Trust when short-term interest rates rise, and increase the interest paid to the Trust when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. While residual interest bonds expose the Trust to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Trust’s restrictions on borrowings. See “Investment Objectives, Policies and Risks” – Primary Investment Policies – Residual Interest Bonds.” Although the Trust has no current intention to do so, the Trust is also authorized to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. The Trust may borrow for temporary, emergency or other purposes as permitted by the 1940 Act.

Eaton Vance anticipates that the use of leverage (from residual interest bonds and any borrowings) may result in higher income to holders of Common Shares (“Common Shareholders”) over time. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will be successful.

Securities and Exchange Commission November 19, 2019 Page 4

The costs of the financial leverage program (from investment in residual interest bonds and any borrowings) are borne by Common Shareholders and consequently result in a reduction of the NAV of Common Shares. The amount of fees paid to Eaton Vance for investment advisory services will be higher if the Trust uses financial leverage because the fees will be calculated based on the Trust’s average daily gross assets, which may create a conflict of interest between Eaton Vance and the Common Shareholders. “Gross assets” of the Trust means the total assets of the Trust, including assets attributable to any form of leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to leverage. See “Investment Objectives, Policies and Risks – Risk Considerations – Leverage Risks.”

Financial leverage may also be achieved through the purchase of certain derivative instruments. The Trust’s use of derivative instruments exposes the Trust to special risks. See “Investment Objectives, Policies and Risks – Additional Investment Practices” and “Investment Objectives, Policies and Risks – Additional Risk Considerations.”

  Comment: The Staff notes that “Swaps Risk,” “Hedging Risk,” “Inflation Risk/Deflation Risk,” “Duration and Maturity Risk” and “Potential Conflicts of Interest Risk” are included under the sections titled “Special Risk Considerations” and “Additional Risk Considerations” of the Prospectus included in the Municipal Income Trust Shelf Registration Statement. Please consider whether any of these risks are applicable to the Fund as well.

Response: The Fund has added “Swaps Risk,” “Hedging Risk” and “Duration and Maturity Risk” to the section titled “Special Risk Considerations” beginning on page 11 of the Prospectus included in the Amendment, as well as the section titled “Additional Risk Considerations” beginning on page 33 of the Prospectus. “Inflation Risk/Deflation Risk” is already included in the Fund’s Prospectus. “Potential Conflicts of Interest Risk” is not included in more recent shelf registration statements for Eaton Vance closed-end funds, in light of the more fulsome disclosure regarding potential conflicts of interest in the SAI under “Investment Advisory and Other Services—Portfolio Managers” and will be removed from the Municipal Income Trust Shelf Registration Statement.

  Comment: Please include in the Fund’s Prospectus a table showing the composition of the Fund’s investment portfolio by credit quality, similar to that included on page 27 of the Prospectus in the Municipal Income Trust Shelf Registration Statement.

Response: The requested change has been made.

  Comment: The Prospectus states that the Fund may purchase common shares of closed-end investment companies that have investment objectives and policies similar to those of the Fund. Please confirm whether a line item for acquired fund fees and expenses is required in the fee table included under “Summary of Fund Expenses” pursuant to Item 3 of Form N-2.

Response: The Fund confirms that no line item is required for acquired fund fees and expenses in the fee table, as such fees and expenses represent less than one basis point of the Fund’s average net assets.

Securities and Exchange Commission November 19, 2019 Page 5

  Comment: If the Fund writes (sells) credit default swaps, confirm that it will segregate the full notional amount payable under the agreement.

Response: Although the Fund does not presently intend to write (sell) credit default swaps, if it did so, the Fund confirms that it will segregate the full notional amount payable under the agreement.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-6573.

Sincerely,

/s/ Sarah H. McLaughlin

Sarah H. McLaughlin, Esq.

Assistant Vice President